Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
July 31, 2026
TIE-NPRT3-0926
1.863105.118
Common Stocks - 100.7%
	Shares	Value ($)
ARGENTINA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
YPF SA Class D ADR (a)(c)	148,007	7,776,288
AUSTRALIA - 1.5%
Financials - 0.2%
Capital Markets - 0.2%
Macquarie Group Ltd	24,041	4,267,731
Insurance - 0.0%
AUB Group Ltd	33,083	644,658
Steadfast Group Ltd	200,212	715,508
		1,360,166
TOTAL FINANCIALS		5,627,897
Materials - 1.3%
Metals & Mining - 1.3%
Anglogold Ashanti Plc	134,563	10,673,537
Glencore PLC	710,240	5,231,165
Imdex Ltd	268,970	694,825
Rio Tinto PLC	125,535	12,198,194
TOTAL MATERIALS		28,797,721
Real Estate - 0.0%
Retail REITs - 0.0%
Charter Hall Retail REIT	277,622	784,692
TOTAL AUSTRALIA		35,210,310
AUSTRIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Erste Group Bank AG	140,436	18,267,258
BELGIUM - 1.3%
Financials - 1.2%
Banks - 1.2%
KBC Ancora	30,805	3,147,319
KBC Group NV	161,410	23,201,097
TOTAL FINANCIALS		26,348,416
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Fagron	18,600	497,607
Pharmaceuticals - 0.1%
UCB SA	8,450	2,171,964
TOTAL HEALTH CARE		2,669,571
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	5,700	448,933
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	35,900	924,005
TOTAL BELGIUM		30,390,925
BRAZIL - 1.0%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
PRIO SA/Brazil (c)	700,303	8,406,428
Financials - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA	750,130	6,346,838
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Orizon Valorizacao de Residuos SA (c)	47,300	657,832
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	467,373	7,038,637
TOTAL BRAZIL		22,449,735
CANADA - 8.0%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	60,700	8,268,987
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	192,543	12,500,152
North West Co Inc/The	9,100	330,089
TOTAL CONSUMER STAPLES		12,830,241
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd	271,841	12,949,704
Suncor Energy Inc	237,026	15,917,272
TOTAL ENERGY		28,866,976
Financials - 2.6%
Banks - 1.8%
Royal Bank of Canada	125,552	26,278,284
Toronto Dominion Bank	111,462	13,360,969
		39,639,253
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A (a)	106,833	5,167,704
Onex Corp Subordinate Voting Shares	9,400	719,760
TMX Group Ltd	120,236	4,394,830
		10,282,294
Insurance - 0.4%
Intact Financial Corp	50,128	9,842,517
TOTAL FINANCIALS		59,764,064
Health Care - 0.2%
Pharmaceuticals - 0.2%
Apotex Health Corp	189,131	4,937,899
Industrials - 1.4%
Commercial Services & Supplies - 0.2%
BOYD GROUP SERVICES INC	36,486	3,771,578
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd	229,491	20,384,648
Professional Services - 0.3%
Thomson Reuters Corp (a)	83,673	8,208,233
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd	30,742	777,623
TOTAL INDUSTRIALS		33,142,082
Information Technology - 0.4%
Software - 0.4%
Constellation Software Inc/Canada	4,374	9,369,817
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	921	0
Lumine Group Inc Subordinate Voting Shares (b)(c)	22,100	382,141
TOTAL INFORMATION TECHNOLOGY		9,751,958
Materials - 1.3%
Metals & Mining - 1.3%
Agnico Eagle Mines Ltd/CA	25,518	3,704,693
Franco-Nevada Corp	121,488	25,846,261
OR Royalties Inc	22,105	656,913
TOTAL MATERIALS		30,207,867
TOTAL CANADA		187,770,074
CHILE - 0.7%
Financials - 0.4%
Banks - 0.4%
Banco de Chile	42,954,582	8,949,430
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	151,151	7,445,737
TOTAL CHILE		16,395,167
CHINA - 9.7%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	575,100	35,140,327
Consumer Discretionary - 1.0%
Automobiles - 0.5%
BYD Co Ltd H Shares	995,783	11,904,426
Hotels, Restaurants & Leisure - 0.0%
Shangri-La Asia Ltd	390,093	205,930
Household Durables - 0.5%
Haier Smart Home Co Ltd A Shares (China)	3,135,037	10,756,347
TOTAL CONSUMER DISCRETIONARY		22,866,703
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
China Petroleum & Chemical Corp H Shares	11,537,508	6,517,286
Financials - 1.4%
Banks - 0.5%
China Construction Bank Corp H Shares	9,409,102	11,040,884
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	4,480,494	16,682,448
PICC Property & Casualty Co Ltd H Shares	2,281,119	4,770,268
		21,452,716
TOTAL FINANCIALS		32,493,600
Health Care - 0.6%
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (a)(b)(e)	364,998	7,479,238
Pharmaceuticals - 0.3%
Consun Pharmaceutical Group Ltd	300,000	523,692
Hansoh Pharmaceutical Group Co Ltd (b)(e)	1,587,749	6,515,067
		7,038,759
TOTAL HEALTH CARE		14,517,997
Industrials - 2.9%
Electrical Equipment - 1.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	268,712	15,744,413
Ningbo Deye Technology Corp A Shares (China)	531,112	6,439,156
Qingdao TGOOD Electric Co Ltd A Shares (China)	1,522,563	7,887,896
		30,071,465
Machinery - 1.7%
Airtac International Group	167,813	6,799,684
First Tractor Co Ltd H Shares (a)	8,108,771	9,160,934
Sany Heavy Equipment International Holdings Co Ltd	12,039,336	11,406,237
Sany Heavy Industry Co Ltd A Shares (China)	2,430,803	7,398,641
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	826,955	4,593,329
		39,358,825
TOTAL INDUSTRIALS		69,430,290
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Luxshare Precision Industry Co Ltd A Shares (China)	1,810,600	15,421,028
Sunny Optical Technology Group Co Ltd	879,000	6,282,254
TOTAL INFORMATION TECHNOLOGY		21,703,282
Materials - 1.1%
Metals & Mining - 1.1%
Aluminum Corp of China Ltd A Shares (China)	5,183,070	7,367,456
MMG Ltd (c)	5,567,827	5,956,603
Zijin Mining Group Co Ltd A Shares (China)	2,689,727	13,152,717
TOTAL MATERIALS		26,476,776
TOTAL CHINA		229,146,261
DENMARK - 0.2%
Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	20,826	4,500,936
FINLAND - 0.6%
Financials - 0.3%
Insurance - 0.3%
Mandatum Holding Oy	93,193	638,882
Sampo Oyj A Shares	538,687	5,964,211
TOTAL FINANCIALS		6,603,093
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	98,948	5,716,505
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	150,387	1,390,017
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	60,702	1,380,720
TOTAL FINLAND		15,090,335
FRANCE - 6.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Orange SA	406,269	7,762,865
Entertainment - 0.0%
Vivendi SE	580,613	1,068,576
Media - 0.1%
Canal+ SA	421,564	1,494,268
TOTAL COMMUNICATION SERVICES		10,325,709
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Valeo SE	26,593	456,305
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	9,215	5,060,282
TOTAL CONSUMER DISCRETIONARY		5,516,587
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	87,927	6,839,501
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	3,400	767,283
TotalEnergies SE	30,444	2,682,839
TOTAL ENERGY		3,450,122
Financials - 1.2%
Banks - 0.6%
BNP Paribas SA	90,741	11,530,344
Societe Generale SA Series A	28,910	2,717,443
		14,247,787
Insurance - 0.6%
AXA SA	273,431	14,171,829
TOTAL FINANCIALS		28,419,616
Industrials - 3.1%
Aerospace & Defense - 2.0%
Airbus SE	101,117	23,738,097
LISI SA	9,533	695,856
Safran SA	52,925	20,798,538
		45,232,491
Building Products - 0.3%
Cie de Saint-Gobain SA	72,135	6,779,761
Commercial Services & Supplies - 0.0%
Elis SA	39,200	1,120,142
Electrical Equipment - 0.7%
Legrand SA	98,551	14,982,635
Ground Transportation - 0.0%
Stef SA	2,492	389,092
Trading Companies & Distributors - 0.1%
Rexel SA	81,816	3,381,365
TOTAL INDUSTRIALS		71,885,486
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (c)	2,200	263,840
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	103,791	20,447,713
Real Estate - 0.1%
Industrial REITs - 0.1%
ARGAN SA	8,477	740,965
Retail REITs - 0.0%
Carmila SA	28,100	547,619
TOTAL REAL ESTATE		1,288,584
Utilities - 0.2%
Multi-Utilities - 0.2%
Veolia Environnement SA	115,731	4,605,326
TOTAL FRANCE		153,042,484
GEORGIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Lion Finance Group PLC	47,563	7,442,362
GERMANY - 4.0%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	32,012	2,189,038
Specialty Retail - 0.0%
Auto1 Group SE (c)	50,900	1,325,341
TOTAL CONSUMER DISCRETIONARY		3,514,379
Financials - 0.7%
Banks - 0.1%
Commerzbank AG	38,906	1,713,821
Capital Markets - 0.1%
Deutsche Bank AG	84,861	3,119,207
Insurance - 0.5%
Hannover Rueck SE	21,842	6,311,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,733	6,447,315
		12,759,203
TOTAL FINANCIALS		17,592,231
Health Care - 0.3%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	87,688	4,506,923
Pharmaceuticals - 0.1%
Bayer AG	64,949	3,604,395
TOTAL HEALTH CARE		8,111,318
Industrials - 1.8%
Aerospace & Defense - 0.7%
Rheinmetall AG	11,408	15,080,796
Air Freight & Logistics - 0.3%
Deutsche Post AG	122,837	8,205,733
Industrial Conglomerates - 0.8%
Siemens AG	48,321	15,832,210
TOTAL INDUSTRIALS		39,118,739
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
LPKF Laser & Electronics SE (c)	6,600	108,454
Materials - 0.4%
Construction Materials - 0.4%
Heidelberg Materials AG	48,011	8,937,969
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	131,963	3,201,509
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	98,306	6,482,014
Multi-Utilities - 0.4%
E.ON SE	396,714	8,546,519
TOTAL UTILITIES		15,028,533
TOTAL GERMANY		95,613,132
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Eurobank SA	2,504,887	12,853,872
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	7,200	375,447
Transportation Infrastructure - 0.0%
Athens International Airport SA	30,041	365,817
TOTAL INDUSTRIALS		741,264
TOTAL GREECE		13,595,136
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
Prudential PLC	288,025	4,328,598
HUNGARY - 0.9%
Financials - 0.4%
Banks - 0.4%
OTP Bank Nyrt	68,318	10,109,691
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	289,475	10,796,039
TOTAL HUNGARY		20,905,730
INDIA - 2.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (e)	33,034	1,806,960
Financials - 0.8%
Banks - 0.8%
ICICI Bank Ltd	440,022	6,614,893
State Bank of India	1,040,599	11,202,309
TOTAL FINANCIALS		17,817,202
Industrials - 0.5%
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	286,320	11,812,622
Information Technology - 0.5%
IT Services - 0.5%
Infosys Ltd ADR (a)	981,600	11,808,648
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	97,748	5,575,156
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	1,584,076	5,762,173
TOTAL INDIA		54,582,761
INDONESIA - 0.8%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	36,319,120	12,728,944
Materials - 0.3%
Construction Materials - 0.3%
Semen Indonesia Persero Tbk PT	88,193,393	7,157,375
TOTAL INDONESIA		19,886,319
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	139,389	391,691
Industrials - 0.0%
Building Products - 0.0%
Kingspan Group PLC	6,700	620,020
TOTAL IRELAND		1,011,711
ISRAEL - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
Tel Aviv Stock Exchange Ltd	12,238	472,463
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (c)	92,057	3,222,916
TOTAL ISRAEL		3,695,379
ITALY - 2.0%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Eni SpA	334,338	9,300,176
Financials - 1.3%
Banks - 1.0%
BPER Banca SPA	381,017	6,181,932
UniCredit SpA	184,318	17,383,375
		23,565,307
Insurance - 0.3%
Generali	149,979	7,600,792
TOTAL FINANCIALS		31,166,099
Industrials - 0.3%
Machinery - 0.1%
Interpump Group SpA	91,695	3,673,341
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	69,287	4,053,983
TOTAL INDUSTRIALS		7,727,324
TOTAL ITALY		48,193,599
JAPAN - 12.1%
Communication Services - 0.1%
Interactive Media & Services - 0.0%
LY Corp	435,984	1,214,758
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	63,761	1,985,996
TOTAL COMMUNICATION SERVICES		3,200,754
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Niterra Co Ltd	12,345	720,931
Toyo Tire Corp	25,600	679,025
		1,399,956
Automobiles - 0.7%
Toyota Motor Corp	788,504	14,922,188
Hotels, Restaurants & Leisure - 0.0%
Curves Holdings Co Ltd	90,718	544,551
Household Durables - 0.3%
Panasonic Holdings Corp	224,784	5,943,844
Sumitomo Forestry Co Ltd	251,738	2,123,264
		8,067,108
Specialty Retail - 0.2%
USS Co Ltd	364,403	4,602,001
TOTAL CONSUMER DISCRETIONARY		29,535,804
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Kato Sangyo Co Ltd	10,000	399,295
Tsuruha Holdings Inc	68,800	1,050,285
		1,449,580
Personal Care Products - 0.1%
Shiseido Co Ltd	94,422	1,865,179
TOTAL CONSUMER STAPLES		3,314,759
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Inpex Corp	154,938	3,571,114
Itochu Enex Co Ltd	23,600	320,112
Iwatani Corp	63,100	803,200
San-Ai Obbli Co Ltd	33,810	491,736
TOTAL ENERGY		5,186,162
Financials - 3.1%
Banks - 2.2%
Chiba Bank Ltd/The	124,802	2,028,664
Hachijuni Nagano Bank Ltd	104,750	1,627,609
Hokuhoku Financial Group Inc	31,713	1,467,321
Mitsubishi UFJ Financial Group Inc	1,133,673	25,322,285
Sumitomo Mitsui Financial Group Inc	489,788	21,045,670
		51,491,549
Financial Services - 0.4%
ORIX Corp	257,962	10,411,180
Insurance - 0.5%
Tokio Marine Holdings Inc	217,410	11,080,605
TOTAL FINANCIALS		72,983,334
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	51,800	7,921,102
Medikit Co Ltd	12,019	211,388
TOTAL HEALTH CARE		8,132,490
Industrials - 3.3%
Building Products - 0.2%
Daikin Industries Ltd	29,345	4,250,766
Commercial Services & Supplies - 0.2%
Daiei Kankyo Co Ltd	78,162	1,828,536
Japan Elevator Service Holdings Co Ltd	158,042	1,674,992
Park24 Co Ltd	62,900	778,527
		4,282,055
Construction & Engineering - 0.1%
SHO-BOND Holdings Co Ltd	274,756	2,274,068
Industrial Conglomerates - 0.4%
Hitachi Ltd	290,209	9,510,310
Machinery - 1.5%
Daifuku Co Ltd	20,500	755,142
IHI Corp	35,000	611,973
Komatsu Ltd	166,900	7,241,835
MINEBEA MITSUMI Inc	65,043	1,481,298
Mitsubishi Heavy Industries Ltd	865,763	20,226,249
SMC Corp	7,570	3,270,697
Tocalo Co Ltd	28,100	504,003
		34,091,197
Trading Companies & Distributors - 0.9%
ITOCHU Corp	846,313	10,620,900
Mitsui & Co Ltd	225,131	6,907,984
Sojitz Corp	20,000	668,210
Sumitomo Corp	216,461	2,246,857
		20,443,951
TOTAL INDUSTRIALS		74,852,347
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.0%
Azbil Corp	845,111	8,751,141
Keyence Corp	23,884	11,979,905
Maruwa Co Ltd/Aichi	1,300	440,187
Murata Manufacturing Co Ltd	18,502	843,032
Rigaku Holdings Corp	29,633	375,045
Shimadzu Corp	36,300	923,201
		23,312,511
IT Services - 0.0%
TISI Inc	62,782	1,505,159
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	110,700	21,872,322
Disco Corp	33,200	11,866,822
Lasertec Corp	41,700	9,579,837
Micronics Japan Co Ltd	2,300	187,548
Renesas Electronics Corp	199,226	3,993,238
Shibaura Mechatronics Corp	35,000	932,486
		48,432,253
TOTAL INFORMATION TECHNOLOGY		73,249,923
Materials - 0.3%
Chemicals - 0.3%
Nissan Chemical Corp	14,300	664,701
Shin-Etsu Chemical Co Ltd	146,422	5,219,965
SK Kaken Co Ltd	10,988	604,219
Toyo Gosei Co Ltd	2,300	182,333
		6,671,218
Construction Materials - 0.0%
Maeda Kosen Co Ltd	18,600	229,096
Containers & Packaging - 0.0%
FP Corp	23,500	372,769
Fuji Seal International Inc	21,900	412,583
		785,352
TOTAL MATERIALS		7,685,666
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Sumitomo Realty & Development Co Ltd	148,347	3,325,100
Tokyo Tatemono Co Ltd	29,700	626,707
TOTAL REAL ESTATE		3,951,807
Utilities - 0.1%
Electric Utilities - 0.1%
Shikoku Electric Power Co Inc	118,600	1,230,740
TOTAL JAPAN		283,323,786
KOREA (SOUTH) - 4.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Hyundai Mobis Co Ltd	14,588	4,661,398
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
S-Oil Corp	103,060	9,119,220
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (c)	16,480	433,118
Seoul Guarantee Insurance Co	9,830	290,303
TOTAL FINANCIALS		723,421
Industrials - 0.5%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	80,187	7,053,984
Machinery - 0.2%
Hyundai Rotem Co Ltd	55,309	5,078,358
TOTAL INDUSTRIALS		12,132,342
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	10,209	11,455,189
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co Ltd	385,915	66,366,678
TOTAL INFORMATION TECHNOLOGY		77,821,867
TOTAL KOREA (SOUTH)		104,458,248
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	3,505,357	6,769,505
MEXICO - 0.9%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV ADR	393,767	9,981,994
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	1,948,343	5,652,833
Financials - 0.2%
Banks - 0.2%
Regional SAB de CV	651,251	5,347,782
TOTAL MEXICO		20,982,609
NETHERLANDS - 3.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Magnum Ice Cream Co NV/The (c)	127,900	2,388,714
Industrials - 0.1%
Machinery - 0.1%
Aalberts NV	60,946	2,991,112
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV	39,472	65,047,705
BE Semiconductor Industries NV	17,957	4,105,185
		69,152,890
Software - 0.0%
Nebius Group NV Class A (c)	4,471	851,323
TOTAL INFORMATION TECHNOLOGY		70,004,213
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (b)(e)	31,600	567,727
TOTAL NETHERLANDS		75,951,766
NORWAY - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA	65,900	885,852
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	60,000	1,875,178
TOTAL NORWAY		2,761,030
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	32,226	506,042
PORTUGAL - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	217,395	4,937,173
Financials - 0.1%
Banks - 0.1%
Banco Comercial Portugues SA	2,539,198	3,118,401
TOTAL PORTUGAL		8,055,574
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (c)(d)	15,040	0
SAUDI ARABIA - 0.9%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Saudi Arabian Oil Co (b)(e)	2,082,464	14,683,437
Financials - 0.3%
Banks - 0.3%
Al Rajhi Bank	417,168	6,948,171
TOTAL SAUDI ARABIA		21,631,608
SINGAPORE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	584,874	2,023,605
Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	182,188	6,161,433
TOTAL SINGAPORE		8,185,038
SOUTH AFRICA - 1.9%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
MTN Group Ltd	767,814	9,518,642
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Shoprite Holdings Ltd	672,951	11,704,622
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	28,433	173,016
Financials - 0.4%
Financial Services - 0.4%
FirstRand Ltd	1,705,594	10,200,428
Materials - 0.6%
Metals & Mining - 0.6%
Anglo American PLC	72,199	3,654,822
Valterra Platinum Ltd	116,765	8,743,446
Valterra Platinum Ltd (United Kingdom)	19,289	1,446,719
TOTAL MATERIALS		13,844,987
TOTAL SOUTH AFRICA		45,441,695
SPAIN - 1.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	12,200	372,110
Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	6,415	424,614
Financials - 1.5%
Banks - 1.5%
Banco Santander SA	1,926,652	27,401,373
Bankinter SA	334,736	6,148,993
TOTAL FINANCIALS		33,550,366
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Befesa SA (b)(e)	12,300	495,722
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	4,900	494,978
TOTAL SPAIN		35,337,790
SWEDEN - 3.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	26,217	3,229,148
Broadline Retail - 0.0%
Rusta AB	99,400	921,221
TOTAL CONSUMER DISCRETIONARY		4,150,369
Financials - 0.4%
Financial Services - 0.4%
Investor AB B Shares	201,431	8,694,224
Industrials - 2.9%
Building Products - 0.7%
Assa Abloy AB B Shares	427,607	15,866,693
Machinery - 1.8%
Atlas Copco AB A Shares	922,652	19,495,478
Beijer Alma AB B Shares	19,000	594,610
Epiroc AB A Shares	696,395	17,853,225
Volvo AB B Shares	128,747	4,924,797
		42,868,110
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	194,759	7,089,062
Bergman & Beving AB B Shares	52,618	1,514,076
		8,603,138
TOTAL INDUSTRIALS		67,337,941
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	268,149	6,307,931
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	53,149	630,719
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB	2,567	16,093
TOTAL SWEDEN		87,137,277
SWITZERLAND - 3.2%
Consumer Staples - 0.3%
Food Products - 0.3%
Nestle SA	71,860	7,182,483
Financials - 1.8%
Capital Markets - 1.1%
UBS Group AG	400,524	21,080,211
UBS Group AG (United States)	83,161	4,385,911
		25,466,122
Insurance - 0.7%
Swiss Life Holding AG	3,439	4,061,546
Zurich Insurance Group AG	18,187	13,853,551
		17,915,097
TOTAL FINANCIALS		43,381,219
Industrials - 1.1%
Electrical Equipment - 0.8%
ABB Ltd	189,430	18,688,963
Huber + Suhner AG	1,426	334,076
		19,023,039
Machinery - 0.3%
Schindler Holding AG	1,028	314,713
Schindler Holding AG participation certificate	19,595	6,170,929
		6,485,642
TOTAL INDUSTRIALS		25,508,681
TOTAL SWITZERLAND		76,072,383
TAIWAN - 7.3%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	57,869	619,271
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	7,800	496,850
Information Technology - 7.3%
Electronic Equipment, Instruments & Components - 0.7%
Delta Electronics Inc	207,180	10,197,495
Yageo Corp	386,719	5,823,328
		16,020,823
Semiconductors & Semiconductor Equipment - 6.6%
ASE Technology Holding Co Ltd	696,702	11,894,397
eMemory Technology Inc	63,231	4,752,913
MediaTek Inc	264,314	28,169,844
Taiwan Semiconductor Manufacturing Co Ltd	1,483,804	109,800,935
		154,618,089
TOTAL INFORMATION TECHNOLOGY		170,638,912
TOTAL TAIWAN		171,755,033
TURKEY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,991,151	12,382,167
UNITED ARAB EMIRATES - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	6,801,531	6,110,823
UNITED KINGDOM - 8.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trustpilot Group PLC (b)(c)(e)	190,400	694,391
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	465,193	14,751,270
Household Durables - 0.2%
Barratt Redrow PLC	1,442,982	5,734,722
Leisure Products - 0.3%
Games Workshop Group PLC	24,372	6,280,416
Specialty Retail - 0.0%
JD Sports Fashion PLC	582,489	702,305
TOTAL CONSUMER DISCRETIONARY		27,468,713
Consumer Staples - 0.8%
Tobacco - 0.8%
British American Tobacco PLC	182,965	11,098,830
Imperial Brands PLC	230,336	8,741,453
TOTAL CONSUMER STAPLES		19,840,283
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	21,500	722,300
Financials - 2.0%
Banks - 1.8%
HSBC Holdings PLC	826,107	17,592,206
Lloyds Banking Group PLC	9,494,862	14,675,420
Metro Bank Holdings PLC (c)	282,891	674,841
Standard Chartered PLC	295,321	8,731,936
		41,674,403
Capital Markets - 0.0%
St James's Place PLC	63,685	904,234
Insurance - 0.2%
Beazley PLC	291,386	5,067,994
TOTAL FINANCIALS		47,646,631
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	109,425	18,629,363
GSK PLC	276,292	7,184,383
TOTAL HEALTH CARE		25,813,746
Industrials - 3.1%
Aerospace & Defense - 2.8%
BAE Systems PLC	1,149,880	32,552,336
Rolls-Royce Holdings PLC	1,607,740	32,073,864
		64,626,200
Machinery - 0.0%
Spirax Group PLC	6,865	642,573
Marine Transportation - 0.0%
Clarkson PLC	8,388	534,723
Trading Companies & Distributors - 0.3%
Diploma PLC	17,000	1,677,140
Howden Joinery Group PLC	349,688	3,716,138
		5,393,278
TOTAL INDUSTRIALS		71,196,774
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Oxford Instruments PLC	62,661	2,307,211
Materials - 0.1%
Metals & Mining - 0.1%
Hill & Smith PLC	52,300	2,008,889
Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC	78,892	2,492,469
TOTAL UNITED KINGDOM		200,191,407
UNITED STATES - 9.2%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC ADR	99,905	16,212,583
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
PriceSmart Inc	27,367	5,306,735
Energy - 1.3%
Energy Equipment & Services - 0.3%
Tenaris SA ADR	109,036	6,251,034
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	550,728	4,137,710
Shell PLC ADR	218,226	20,072,428
		24,210,138
TOTAL ENERGY		30,461,172
Financials - 0.2%
Financial Services - 0.2%
Mastercard Inc Class A	3,456	1,980,634
Visa Inc Class A	5,403	1,978,200
TOTAL FINANCIALS		3,958,834
Health Care - 1.1%
Biotechnology - 0.0%
Legend Biotech Corp ADR (c)	7,500	139,125
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (c)	63,200	495,488
Pharmaceuticals - 1.1%
Roche Holding AG	57,285	25,055,323
TOTAL HEALTH CARE		25,689,936
Industrials - 2.7%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	217,069	8,963,958
Electrical Equipment - 2.2%
GE Vernova Inc	25,274	25,028,589
Schneider Electric SE	80,259	26,965,870
		51,994,459
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	15,267	3,577,516
TOTAL INDUSTRIALS		64,535,933
Materials - 3.0%
Chemicals - 1.0%
Linde PLC	37,705	18,037,318
Sherwin-Williams Co/The	15,437	5,261,701
		23,299,019
Construction Materials - 2.0%
Amrize Ltd	56,179	2,757,354
CRH PLC	279,196	26,526,413
Holcim AG	208,987	18,981,074
		48,264,841
TOTAL MATERIALS		71,563,860
TOTAL UNITED STATES		217,729,053
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (c)	145,858	4,043,258
TOTAL COMMON STOCKS (Cost $2,005,206,554)		2,378,120,592

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (c)(d)(f)	577	190,681
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series H (d)(f)	2,000	1,178,020
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,241,243)		1,368,701

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	26,370,743	26,376,017
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	21,624,186	21,626,349
TOTAL MONEY MARKET FUNDS (Cost $48,000,065)			48,002,366

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $2,054,447,862)	2,427,491,659
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(66,482,833)
NET ASSETS - 100.0%	2,361,008,826

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,817,723 or 1.3% of net assets.

(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,242,542 or 1.4% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,368,701 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,139,295.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series H	5/28/2026	1,178,019

Bytedance Ltd Series E1	11/18/2020	63,224

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	36,599,868	1,984,171,581	1,994,377,028	1,169,213	(20,702)	2,298	26,376,017	26,370,743
Fidelity Securities Lending Cash Central Fund	2,377,535	175,778,160	156,529,964	65,861	618	-	21,626,349	21,624,186
	38,977,403	2,159,949,741	2,150,906,992	1,235,074	(20,084)	2,298	48,002,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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